LOANS AND LEASES - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 64	$ 106	$ 191
Additions	333	119	387
Proceeds from Sale of Other Real Estate	(166)	(136)	(288)
Other Real Estate, Period Increase (Decrease)	47	(25)	(184)
Balance at end of year	184	64	106
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	0	0	0
Proceeds from Sale of Other Real Estate	0	0	0
Other Real Estate, Period Increase (Decrease)	0	0	0
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	333	119	387
Proceeds from Sale of Other Real Estate	(166)	(136)	(288)
Other Real Estate, Period Increase (Decrease)	$ 47	$ 25	$ 184